Organization and Business Activities (Details) - customer customer in Thousands	Jun. 30, 2020	Dec. 31, 2019
DISH TV subscribers
Organization and Business Activities
Number of subscribers	9,017	9,394
Sling TV subscribers
Organization and Business Activities
Number of subscribers	2,255	2,592
Pay TV Subscribers
Organization and Business Activities
Number of subscribers	11,272	11,986